Document and Entity Information	0 Months Ended
May 05, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 05, 2014
Registrant Name	Credit Suisse Commodity Strategy Funds
Central Index Key	0001291446
Amendment Flag	false
Document Creation Date	May 05, 2014
Document Effective Date	May 05, 2014
Prospectus Date	Feb. 28, 2014
Credit Suisse Commodity Return Strategy Fund | Class I
Risk/Return:
Trading Symbol	CRSOX
Credit Suisse Commodity Return Strategy Fund | Class A
Risk/Return:
Trading Symbol	CRSAX
Credit Suisse Commodity Return Strategy Fund | Class C
Risk/Return:
Trading Symbol	CRSCX